Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 515	€ 520	€ 539
Commissions for assets under management	3,907	4,024	3,956
Commissions for other securities	499	559	467
Underwriting and advisory fees	1,156	1,368	2,264
Brokerage fees	1,282	1,501	1,784
Commissions for local payments	1,484	1,497	1,320
Commissions for foreign commercial business	497	556	572
Commissions for foreign currency/exchange business	10	19	16
Commissions for loan processing and guarantees	1,207	1,213	1,157
Intermediary fees	405	562	644
Fees for sundry other customer services	695	695	1,011
Total commission and fee income	11,657	12,512	13,730
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	204	218	231
Commissions for assets under management	18	18	16
Commissions for other securities	461	512	423
Underwriting and advisory fees	43	35	35
Brokerage fees	19	19	22
Commissions for local payments	488	479	441
Commissions for foreign commercial business	475	466	456
Commissions for foreign currency/exchange business	6	15	11
Commissions for loan processing and guarantees	646	618	564
Intermediary fees	28	23	12
Fees for sundry other customer services	248	282	282
Total commission and fee income	2,635	2,684	2,494
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	55	33	27
Commissions for assets under management	0	1	1
Commissions for other securities	0	0	0
Underwriting and advisory fees	1,093	1,373	2,258
Brokerage fees	280	253	246
Commissions for local payments	0	3	4
Commissions for foreign commercial business	27	33	23
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	329	298	279
Intermediary fees	3	2	3
Fees for sundry other customer services	290	277	562
Total commission and fee income	2,078	2,273	3,403
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	247	254	259
Commissions for assets under management	362	363	369
Commissions for other securities	37	47	43
Underwriting and advisory fees	16	12	12
Brokerage fees	971	1,164	1,302
Commissions for local payments	995	1,006	864
Commissions for foreign commercial business	22	62	95
Commissions for foreign currency/exchange business	4	5	5
Commissions for loan processing and guarantees	230	292	305
Intermediary fees	364	523	617
Fees for sundry other customer services	41	10	40
Total commission and fee income	3,288	3,739	3,910
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	11	17	21
Commissions for assets under management	3,527	3,642	3,570
Commissions for other securities	1	0	1
Underwriting and advisory fees	0	0	0
Brokerage fees	33	65	96
Commissions for local payments	0	0	0
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	0	0	0
Intermediary fees	0	0	0
Fees for sundry other customer services	117	122	121
Total commission and fee income	3,689	3,847	3,809
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(2)	(3)	2
Commissions for assets under management	0	0	0
Commissions for other securities	1	0	0
Underwriting and advisory fees	4	(52)	42
Brokerage fees	(20)	(1)	118
Commissions for local payments	1	8	10
Commissions for foreign commercial business	(27)	(5)	2
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	1	5	10
Intermediary fees	10	13	12
Fees for sundry other customer services	0	4	6
Total commission and fee income	€ (33)	€ (30)	€ 114